Shareholder Report, Line Graph (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
IMS Capital Value Fund (Institutional Class Shares)
Account Value [Line Items]
Account Value	$ 23,065	$ 17,322	$ 13,342	$ 18,094	$ 12,267	$ 12,910	$ 11,974	$ 11,398	$ 10,199	$ 10,976	$ 10,000
IMS Strategic Income Fund (Institutional Class Shares)
Account Value [Line Items]
Account Value	7,051	6,619	6,220	7,781	6,053	6,461	5,758	6,448	6,626	8,387	10,000
S&P 500® Total Return Index
Account Value [Line Items]
Account Value	33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742	10,000
Bloomberg Barclays U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	$ 11,430	$ 11,137	$ 11,243	$ 12,533	$ 12,575	$ 11,564	$ 10,720	$ 10,763	$ 10,797	$ 10,186	$ 10,000